Share-based Compensation - Summary of Assumptions Used to Determine Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.0589	$ 0.1616
Expected forfeiture rate (post-vesting)	11.52%	5.86%
Expected volatility	52.10%	51.70%
Excepted term (in years)	8 years 18 days	7 years 8 months 1 day
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.8875%	3.9302%